UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2015	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Bond Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

		Principal Amount†	Value
Asset-Backed Securities - 2.7%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.425%, 04/15/19 (04/15/15)[1]		$13,540,000	$13,465,340
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		11,796,945	11,739,140
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		4,270,000	4,264,351
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		10,065,000	10,102,170
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	4,004,015
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		1,877,216	1,880,559
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39 (04/15/15)[1,2]		21,778,281	21,941,618
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,911,972	4,591,888
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		2,774,328	2,737,121
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		6,072,576	6,323,932
World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 04/15/19		1,000,000	1,010,814
Total Asset-Backed Securities (cost $80,264,779)			82,060,948
		Shares
Common Stocks - 1.1%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	32,869,297
		Principal Amount†
Corporate Bonds and Notes - 50.9%
Financials - 22.1%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,583,750
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		7,038,202	8,367,571
American International Group, Inc.,
4.875%, 06/01/22		560,000	636,414
8.175%, 05/15/58[3]		736,000	1,043,685
MTN, 5.850%, 01/16/18		1,380,000	1,541,650
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	46,333,143
7.625%, 06/01/19		2,906,000	3,507,501
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,112,129
MTN, 3.300%, 01/11/23		900,000	911,735
MTN, 4.250%, 10/22/26		2,610,000	2,694,413
MTN, Series C, 6.050%, 06/01/34		22,100,000	27,069,517
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,659,959
Capital One NA, 2.400%, 09/05/19		7,795,000	7,823,187
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	4,481,221
6.125%, 08/25/36		10,760,000	13,030,360

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 22.1% (continued)
Citigroup, Inc.,
6.250%, 06/29/17	NZD	37,108,000	$28,897,778
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,017,652
3.875%, 02/08/22		9,090,000	9,782,540
3.950%, 11/09/22		2,190,000	2,267,092
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,657,205
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,387,786
6.500%, 01/15/18		5,000,000	5,618,010
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,720,690
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,464,716
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	16,232,010
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	11,559,842
GMTN, 4.250%, 01/17/18[4]	NZD	5,010,000	3,770,042
GMTN, 5.500%, 02/01/17	NZD	6,250,000	4,806,142
GMTN, 6.750%, 09/26/16	NZD	6,390,000	4,975,206
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,405,475
6.750%, 10/01/37		14,590,000	19,157,443
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,970,952
7.500%, 04/15/18		2,405,000	2,779,603
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	936,000
iStar Financial, Inc.,
5.850%, 03/15/17		325,000	338,000
5.875%, 03/15/16		1,340,000	1,373,500
6.050%, 04/15/15		250,000	250,313
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,134,435
JPMorgan Chase & Co.,
4.125%, 12/15/26		19,350,000	20,060,106
4.250%, 11/02/18[4]	NZD	7,360,000	5,521,021
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,413,077
EMTN, 1.063%, 05/30/17 (04/30/15)[1]	GBP	1,500,000	2,202,038
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	21,077,114
Lloyds Banking Group PLC, 4.500%, 11/04/24		18,500,000	19,215,710
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	10,284,506
MBIA Insurance Corp., 11.513%, 01/15/33 (04/15/15) (a)[1,4]		525,000	284,813

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 22.1% (continued)
Morgan Stanley,
0.733%, 10/15/15 (04/15/15)[1]		$300,000	$300,425
2.125%, 04/25/18		10,450,000	10,564,772
2.500%, 01/24/19		2,775,000	2,826,329
3.450%, 11/02/15		2,360,000	2,396,464
3.750%, 02/25/23		17,265,000	18,082,308
GMTN, 4.350%, 09/08/26		5,000,000	5,241,320
GMTN, 5.500%, 07/24/20		15,210,000	17,445,292
GMTN, 6.625%, 04/01/18		3,095,000	3,520,104
GMTN, 8.000%, 05/09/17	AUD	8,100,000	6,776,210
MTN, 0.707%, 10/18/16 (04/20/15)[1]		2,000,000	1,997,568
MTN, 4.100%, 05/22/23		12,910,000	13,435,579
MTN, 6.250%, 08/09/26		11,000,000	13,660,163
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	18,671,183
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,784,802
National City Corp., 6.875%, 05/15/19		1,905,000	2,247,746
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	8,107,735
Navient Corp.,
5.500%, 01/25/23		18,070,000	17,211,675
MTN, 4.875%, 06/17/19		5,055,000	5,042,363
MTN, 5.500%, 01/15/19		1,695,000	1,728,900
MTN, 8.450%, 06/15/18		10,950,000	12,154,500
MTN, Series A, 5.000%, 04/15/15		50,000	50,000
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,572,800
Old Republic International Corp.,
3.750%, 03/15/18[5]		15,805,000	18,649,900
4.875%, 10/01/24		4,915,000	5,218,010
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	13,273,026
Realty Income Corp.,
5.750%, 01/15/21		2,125,000	2,447,373
6.750%, 08/15/19		5,550,000	6,532,672
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	5,236,346
Santander Central Hispano Issuances, Ltd., 7.250%, 11/01/15		500,000	516,254
Santander Issuances SAU, 5.911%, 06/20/16 (a)		1,100,000	1,149,333
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,922,206
Societe Generale SA, 5.200%, 04/15/21 (a)		7,000,000	8,008,140
Springleaf Finance Corp.,
5.250%, 12/15/19		12,890,000	12,744,988
7.750%, 10/01/21		31,730,000	34,744,350
8.250%, 10/01/23		12,695,000	14,281,875

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 22.1% (continued)
Springleaf Finance Corp.,
MTN, Series I, 5.400%, 12/01/15		$5,000,000	$5,088,000
Total Financials			673,987,763

Industrials - 23.2%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	4,378,350
6.500%, 01/15/28		305,000	308,050
America Movil SAB de CV, 6.450%, 12/05/22	MXN	1,693,000	10,698,415
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,217,029	2,305,710
APL, Ltd., 8.000%, 01/15/24[2]		250,000	215,000
ArcelorMittal,
6.125%, 06/01/18		4,580,000	4,921,210
6.250%, 03/01/21 (b)[4]		150,000	159,375
7.000%, 02/25/22 (b)		1,600,000	1,752,000
7.500%, 03/01/41 (b)		11,065,000	11,507,600
7.750%, 10/15/39 (b)		6,604,000	6,934,200
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	9,562,541
Series S, 6.450%, 06/15/21		13,395,000	14,449,856
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]		3,800,000	3,640,875
2.750%, 11/15/35[4,5]		1,560,000	1,563,900
6.625%, 08/15/20		55,000	56,787
6.875%, 11/15/20		85,000	88,825
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,944,225
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		5,932	6,258
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		72,932	82,501
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		14,972,205	16,862,446
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		5,047,886	5,420,420
Continental Resources, Inc.,
3.800%, 06/01/24[4]		2,240,000	2,064,698
4.500%, 04/15/23		170,000	164,990
Corning, Inc.,
6.850%, 03/01/29		9,142,000	11,980,902
7.250%, 08/15/36		1,185,000	1,541,630

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 23.2% (continued)
Cummins, Inc.,
5.650%, 03/01/98	$6,460,000	$7,591,650
6.750%, 02/15/27	2,853,000	3,688,632
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,772,276
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	8,054,571	9,343,302
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[4]	3,200,722	3,520,794
Dillard’s, Inc., 7.000%, 12/01/28	225,000	243,000
DP World, Ltd., 6.850%, 07/02/37 (a)	26,940,000	30,498,505
Embarq Corp., 7.995%, 06/01/36	5,830,000	6,932,453
Energy Transfer Partners, L.P., 4.150%, 10/01/20	700,000	734,870
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,695,872
4.050%, 02/15/22	2,219,000	2,365,341
EQT Corp., 6.500%, 04/01/18	35,420,000	39,536,052
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,501,724
6.700%, 06/01/34 (a)	1,250,000	1,605,512
7.000%, 10/15/37 (a)	19,033,000	25,665,315
Foot Locker, Inc., 8.500%, 01/15/22	570,000	675,094
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,459,292
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,903,904
HCA, Inc.,
5.250%, 04/15/25	10,200,000	11,016,000
7.500%, 11/06/33	75,000	81,000
Intel Corp.,
3.250%, 08/01/39[5]	15,000,000	23,681,250
3.482%, 12/15/35[5]	8,030,000	9,987,312
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,857,078
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	13,912,500
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,553,874
4.150%, 03/01/22	5,620,000	5,786,745
4.150%, 02/01/24	14,000,000	14,309,904
5.300%, 09/15/20	1,415,000	1,557,466
5.800%, 03/01/21	4,320,000	4,868,886
5.950%, 02/15/18	12,590,000	13,918,723
KLA-Tencor Corp., 5.650%, 11/01/34	4,590,000	4,986,645
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,961,400

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 23.2% (continued)
Masco Corp.,
5.850%, 03/15/17		$8,150,000	$8,700,125
6.500%, 08/15/32		955,000	1,021,850
7.125%, 03/15/20		8,815,000	10,335,588
7.750%, 08/01/29		1,070,000	1,241,200
The Mead Corp., 7.550%, 03/01/47[2]		970,000	1,244,738
Methanex Corp., 5.250%, 03/01/22		350,000	379,238
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]		825,000	804,164
New Albertsons, Inc.,
7.450%, 08/01/29		3,195,000	2,923,425
7.750%, 06/15/26		915,000	864,675
MTN, Series C, 6.625%, 06/01/28		1,015,000	839,912
Newell Rubbermaid, Inc., 4.000%, 12/01/24		3,085,000	3,250,859
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[4]		6,250,000	6,226,563
Northwest Airlines 2007-1 Class B Pass Through Trust, Series 42186, 8.028%, 11/01/17		3,782,219	4,252,349
ONEOK Partners LP, 4.900%, 03/15/25		38,790,000	39,248,614
Owens Corning,
6.500%, 12/01/16		54,000	58,059
7.000%, 12/01/36		9,175,000	11,238,944
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	6,149,379
7.000%, 06/15/18		26,505,000	30,133,588
Petrobras Global Finance BV, 5.625%, 05/20/43		580,000	469,742
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,911,451
6.500%, 05/01/18		8,975,000	10,184,695
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[4]	EUR	500,000	519,790
The Priceline Group, Inc., 0.900%, 09/15/21 (a)[5]		11,970,000	11,551,050
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	11,527,075
6.375%, 05/15/33		5,135,000	5,314,725
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	675,800
6.875%, 07/15/28		1,190,000	1,207,850
7.625%, 08/03/21		2,135,000	2,327,150

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 23.2% (continued)
Qwest Corp.,
6.875%, 09/15/33	$7,209,000	$7,234,469
7.200%, 11/10/26	435,000	436,740
7.250%, 09/15/25	1,185,000	1,377,702
7.250%, 10/15/35	2,165,000	2,242,548
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)	3,250,000	3,571,581
Reynolds American, Inc., 6.750%, 06/15/17	8,170,000	9,066,274
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000	5,252,597
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	2,860,000	3,695,277
Telecom Italia Capital SA,
6.000%, 09/30/34	5,965,000	6,158,863
6.375%, 11/15/33	4,865,000	5,205,550
Telefonica Emisiones SAU, 4.570%, 04/27/23	900,000	990,366
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)	250,000	336,808
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,311,475
The Toro Co., 6.625%, 05/01/37[2]	6,810,000	8,225,942
Transocean, Inc., 7.375%, 04/15/18[4]	500,000	486,250
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22	11,822,023	12,767,785
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26	9,240,000	9,748,200
United States Steel Corp.,
6.650%, 06/01/37	3,595,000	3,127,650
7.000%, 02/01/18[4]	7,310,000	7,638,950
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23	3,132,439	3,704,109
Vale Overseas, Ltd., 6.875%, 11/21/36	3,665,000	3,544,788
Verizon New England, Inc., 7.875%, 11/15/29	2,390,000	3,137,532
Verizon Pennsylvania LLC, 6.000%, 12/01/28	530,000	607,521
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)	1,426,026	1,500,892
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000	16,504,420
7.375%, 10/01/19	3,915,000	4,686,423
7.375%, 03/15/32	1,930,000	2,592,951
Wyndham Worldwide Corp., 6.000%, 12/01/16	6,430,000	6,866,205
Total Industrials		708,445,601

Utilities - 5.6%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	21,130,000	24,514,816
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)	3,285,000	3,473,263
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34	8,783,048	9,245,563
DCP Midstream LLC, 6.450%, 11/03/36 (a)	870,000	805,416
EDP Finance, B.V., 4.900%, 10/01/19 (a)	600,000	637,836
Endesa SA/Cayman Islands, 7.875%, 02/01/27	2,900,000	3,827,753

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities - 5.6% (continued)
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		$3,700,000	$4,138,546
6.000%, 10/07/39 (a)		18,382,000	22,315,270
EMTN, 5.750%, 09/14/40	GBP	210,000	391,355
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		5,441,220	6,026,695
Nisource Finance Corp.,
6.125%, 03/01/22		2,020,000	2,425,929
6.400%, 03/15/18		25,890,000	29,427,713
6.800%, 01/15/19		11,625,000	13,679,486
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	45,695,334
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,622,940
Total Utilities			169,227,915
Total Corporate Bonds and Notes (cost $1,356,908,372)			1,551,661,279

Foreign Government and Agency Obligations - 5.9%
Brazilian Government International Bonds,
8.500%, 01/05/24[4]	BRL	6,650,000	2,031,536
10.250%, 01/10/28	BRL	5,750,000	1,936,755
Canadian Government Notes,
1.000%, 08/01/16	CAD	5,965,000	4,740,963
2.500%, 06/01/15	CAD	14,775,000	11,702,761
2.750%, 09/01/16	CAD	385,000	313,596
3.000%, 12/01/15	CAD	15,225,000	12,213,418
European Investment Bank Bonds, 2.992%, 03/10/21[6]	AUD	5,000,000	3,180,694
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,698,153
Inter-American Development Bank, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,339,559
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	3,651,644
Series M, 8.000%, 12/07/23	MXN	122,500,000	9,162,247
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	8,075,904
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,851,388
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	64,834,959
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	16,801,140
New Zealand Government Notes, 5.000%, 03/15/19	NZD	14,845,000	11,870,207
Norway Government Bonds,
Series 471, 5.000%, 05/15/15	NOK	36,490,000	4,546,744
Series 472, 4.250%, 05/19/17	NOK	13,230,000	1,758,982
Province of Alberta Canada Bonds, 5.930%, 09/16/16	CAD	34,528	28,598
Province of Manitoba Canada Notes, 6.375%, 09/01/15	NZD	5,450,000	4,115,795
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	6,051,063
Total Foreign Government and Agency Obligations (cost $206,228,773)			179,906,106

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Mortgage-Backed Securities - 1.1%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 2.675%, 12/15/27 (04/15/15) (a)[1]	$8,000,000	$8,011,192
COMM Mortgage Trust,
1.700%, 05/13/31 (04/13/15) (a)[1,2]	750,000	743,627
2.522%, 10/15/31 (04/15/15) (a)[1,2]	7,703,000	7,709,933
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 04/01/29	1,740,846	1,755,002
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]	1,704,000	1,830,041
Extended Stay America Trust, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)	13,500,000	13,891,743
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.775%, 06/15/49[3]	80,000	85,544
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.553%, 03/15/44 (a)[3]	435,000	475,560
Total Mortgage-Backed Securities (cost $33,110,164)		34,502,642

Municipal Bonds - 1.0%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47	3,975,000	3,259,341
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	2,880,000	2,913,120
Illinois State General Obligation, 5.520%, 04/01/38	7,300,000	7,192,836
Michigan Tobacco Settlement Finance Authority, Series 2006-A, Class A, 7.309%, 06/01/34	2,820,000	2,478,216
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	20,630,000	15,724,186
Total Municipal Bonds (cost $36,434,723)		31,567,699
	Shares
Preferred Stocks - 0.6%
Financials - 0.3%
Bank of America Corp., Series 3, 6.375%[4]	20,000	507,000
Bank of America Corp., Series L, 7.250%[5]	7,808	9,033,856
Navient Corp., 6.000%[4]	41,250	927,300
Total Financials		10,468,156

Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[4,5]	37,854	4,438,382

Materials - 0.1%
Alcoa, Inc., Series 1, 5.375%[5]	97,645	4,280,757

Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	46,754
Entergy New Orleans, Inc., 5.560%	100	9,750
Wisconsin Electric Power Co., 3.600%	3,946	331,464
Total Utilities		387,968
Total Preferred Stocks (cost $17,074,810)		19,575,263
	Principal Amount†
U.S. Government and Agency Obligations - 30.7%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	$30,815	34,284

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27	$3,134,236	$3,291,659
6.000%, 07/01/29	2,590	2,982
Total Federal National Mortgage Association		3,294,641

U.S. Treasury Obligations - 30.6%
U.S. Treasury Notes,
0.250%, 02/29/16	132,470,000	132,459,667
0.375%, 11/15/15 to 05/31/16	525,615,000	526,027,205
0.500%, 06/15/16	123,145,000	123,347,081
0.625%, 12/31/16	150,000,000	150,363,300
Total U.S. Treasury Obligations		932,197,253
Total U.S. Government and Agency Obligations (cost $934,448,607)		935,526,178

Short-Term Investments - 5.2%
Repurchase Agreements - 0.6%[7]
BNP Paribas Securities Corp., dated 03/31/15, due 04/01/15, 0.130%, total to be received $909,302 (collateralized by various U.S. Government Agency Obligations, 1.625% - 6.000%, 06/01/16 - 03/01/45, totaling $927,485)	909,299	909,299
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $4,338,583 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65, totaling $4,425,336)	4,338,565	4,338,565
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $4,338,587 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $4,425,337)	4,338,565	4,338,565
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $4,338,583 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 06/01/15 - 04/01/45, totaling $4,425,336)	4,338,565	4,338,565
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $4,338,581 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 -03/20/65 totaling $4,425,336)	4,338,565	4,338,565
Total Repurchase Agreements		18,263,559
	Shares
Other Investment Companies - 4.6%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	50,303,676	50,303,676
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.10%	90,055,276	90,055,276
Total Other Investment Companies		140,358,952
Total Short-Term Investments (cost $158,622,511)		158,622,511
Total Investments - 99.2% (cost $2,833,789,068)		3,026,291,923
Other Assets, less Liabilities - 0.8%		23,600,346
Net Assets - 100.0%		$3,049,892,269

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

		Principal Amount†	Value
Asset-Backed Securities - 0.5%
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.369%, 03/19/18 (04/17/15)[1]	EUR	100,000	$107,079
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		83,347	89,308
Total Asset-Backed Securities (cost $217,302)			196,387

Corporate Bonds and Notes - 53.1%
Financials - 19.3%
AIB Mortgage Bank, EMTN, 4.875%, 06/29/17	EUR	345,000	410,519
Alfa SAB de CV, 5.250%, 03/25/24 (a)[4]		200,000	212,900
Ally Financial, Inc., 3.500%, 01/27/19		135,000	133,312
AXA SA, 7.125%, 12/15/20	GBP	50,000	89,890
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	154,125
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	110,796
Bank of America Corp.,
5.700%, 01/24/22		140,000	163,693
MTN, 4.200%, 08/26/24[4]		130,000	134,494
The Bank of New York Mellon Corp., Series G, 2.150%, 02/24/20		285,000	287,326
The Bank of Nova Scotia, 1.450%, 04/25/18		345,000	344,038
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 03/05/18 (a)		250,000	250,291
Barclays PLC, 3.650%, 03/16/25		200,000	200,610
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	188,500
CIMPOR Financial Operations BV, 5.750%, 07/17/24 (a)		210,000	174,300
Citigroup, Inc.,
3.375%, 03/01/23		40,000	40,993
4.000%, 08/05/24		45,000	46,022
Corpbanca, S.A., 3.125%, 01/15/18		260,000	258,163
Credit Agricole, S.A.,
4.375%, 03/17/25 (a)		200,000	202,230
7.500%, 04/29/49[3,9]	GBP	100,000	151,862
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	114,078
General Electric Capital Corp., Series A, 7.125%, 12/29/49[3,9]		200,000	234,750
General Motors Financial Co., Inc., 3.150%, 01/15/20		285,000	288,390
The Goldman Sachs Group, Inc., 3.375%, 02/01/18	CAD	200,000	165,350
HCP, Inc., 3.400%, 02/01/25		65,000	63,408
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	207,488
International Bank for Reconstruction & Development, 2.500%, 03/12/20	AUD	320,000	244,574
JPMorgan Chase & Co.,
3.875%, 02/01/24		30,000	31,735
4.400%, 07/22/20		45,000	49,421
Lloyds Banking Group PLC, 4.500%, 11/04/24		200,000	207,737

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 19.3% (continued)
Morgan Stanley,
3.750%, 02/25/23		$100,000	$104,734
GMTN, 5.750%, 02/14/17	GBP	50,000	80,340
MTN, 7.250%, 05/26/15	AUD	200,000	153,305
Mubadala GE Capital, Ltd., 3.000%, 11/10/19 (a)		235,000	234,334
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	113,920
Nomura Holdings, Inc., GMTN, 2.750%, 03/19/19		240,000	245,595
Old Republic International Corp., 4.875%, 10/01/24		100,000	106,165
Royal Bank of Scotland Group PLC, 6.000%, 12/19/23		230,000	255,839
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	151,286
Societe Generale, S.A.,
5.000%, 01/17/24 (a)		240,000	251,283
6.750%, 04/07/49[3,9]	EUR	105,000	117,080
SUAM Finance BV, 4.875%, 04/17/24 (a)		245,000	253,575
TC Ziraat Bankasi A.S., 4.250%, 07/03/19 (a)		215,000	212,979
Turkiye Halk Bankasi A.S., 4.750%, 02/11/21 (a)		200,000	195,750
UniCredit S.P.A., EMTN, 6.950%, 10/31/22	EUR	150,000	199,120
Unifin Financiera SAPI de CV SOFOM ENR, 6.250%, 07/22/19 (a)		200,000	186,320
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	204,150
Total Financials			8,226,770

Industrials - 29.8%
Air Canada, 7.625%, 10/01/19 (a)	CAD	225,000	190,083
Albemarle Corp., 3.000%, 12/01/19		81,000	81,892
Altice, S.A., 7.750%, 05/15/22 (a)		200,000	203,375
America Movil SAB de CV, 6.450%, 12/05/22	MXN	40,000	252,768
Anadarko Petroleum Corp., 3.450%, 07/15/24[4]		85,000	85,135
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	190,900
ArcelorMittal, 7.500%, 03/01/41 (b)		120,000	124,800
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		30,000	32,259
Bell Canada, 5.410%, 09/26/16	CAD	160,000	133,673
Bharti Airtel International Netherlands BV,
5.125%, 03/11/23 (a)		205,000	221,558
5.350%, 05/20/24 (a)		265,000	291,831
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	76,844
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	189,822
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23[4]		205,000	214,225
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	203,690

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 29.8% (continued)
Continental Resources, Inc.,
3.800%, 06/01/24[4]		$120,000	$110,609
4.500%, 04/15/23		35,000	33,969
CSN Islands XI Corp., 6.875%, 09/21/19		100,000	89,500
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	157,968
5.875%, 09/18/23		245,000	263,008
5.875%, 05/28/45		135,000	125,611
Energy Transfer Partners, L.P., 4.050%, 03/15/25		210,000	211,777
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		265,000	272,671
FedEx Corp., 4.000%, 01/15/24		180,000	194,306
Freeport-McMoRan, Inc., 4.550%, 11/14/24		120,000	115,302
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)		200,000	191,980
General Motors Co.,
3.500%, 10/02/18		330,000	338,105
4.000%, 04/01/25		120,000	121,886
HCA, Inc., 4.750%, 05/01/23		115,000	119,313
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	129,188
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		250,000	254,050
KB Home, 4.750%, 05/15/19		50,000	48,875
Kinder Morgan Energy Partners LP, 4.250%, 09/01/24		220,000	224,957
Kinder Morgan, Inc., 4.300%, 06/01/25		175,000	179,628
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	206,273
Methanex Corp., 3.250%, 12/15/19		241,000	246,565
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	195,800
MTN Mauritius Investments, Ltd., 4.755%, 11/11/24 (a)		200,000	200,900
Myriad International Holdings BV, 6.000%, 07/18/20 (a)		200,000	220,500
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 06/30/21 (a)		85,000	73,313
Odebrecht Offshore Drilling Finance, Ltd., 6.750%, 10/01/22 (a), (b)		186,020	144,575
Oi, S.A., 9.750%, 09/15/16 (a)	BRL	300,000	84,128
Pacific Rubiales Energy Corp.,
5.125%, 03/28/23 (a)		630,000	366,975
5.625%, 01/19/25 (a)		135,000	79,407
Parker-Hannifin Corp., MTN, 3.300%, 11/21/24		260,000	272,962
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	183,676
Pertamina Persero PT, 4.300%, 05/20/23 (a)[4]		425,000	426,063
Petrobras Global Finance BV,
4.375%, 05/20/23		240,000	205,224
5.750%, 01/20/20		160,000	148,413
Petronas Capital, Ltd., 3.125%, 03/18/22 (a)		370,000	372,769

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 29.8% (continued)
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		$75,000	$83,438
Regency Energy Partners, L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22		150,000	156,000
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	274,737
SoftBank Corp., 4.500%, 04/15/20 (a)		200,000	204,250
Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	48,150
Telstra Corp., Ltd., 3.125%, 04/07/25 (a)		245,000	246,938
Tenet Healthcare Corp.,
4.375%, 10/01/21		10,000	9,775
4.500%, 04/01/21		105,000	102,900
Transportadora de Gas del Sur, S.A., 9.625%, 05/14/20 (a)		179,604	180,053
Tupy Overseas, S.A., 6.625%, 07/17/24 (a)		200,000	192,000
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	252,750
Vale Overseas, Ltd., 6.875%, 11/21/36		115,000	111,228
Vale, S.A., 5.625%, 09/11/42[4]		380,000	328,852
Verizon Communications, Inc., 5.050%, 03/15/34		290,000	314,893
VRX Escrow Corp., 5.375%, 03/15/20 (a)		80,000	80,700
Walgreens Boots Alliance, Inc., 3.300%, 11/18/21		265,000	272,821
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)		205,000	212,688
YPF, S.A., 8.750%, 04/04/24 (a)		490,000	501,319
Total Industrials			12,676,593

Utilities - 4.0%
AES Corp., 5.500%, 03/15/24		30,000	29,925
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	216,676
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	62,592
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	207,000
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	133,077
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	158,745
Eskom Holdings SOC, Ltd., 7.125%, 02/11/25 (a)		200,000	201,500
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	211,000
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	237,290
Transelec, S.A., 4.250%, 01/14/25 (a)		260,000	265,231
Total Utilities			1,723,036
Total Corporate Bonds and Notes (cost $23,133,016)			22,626,399

Foreign Government and Agency Obligations - 31.8%
Brazil Letras do Tesouro Nacional Notes, 13.490%, 07/01/16[6]	BRL	645,000	172,462
Brazil Notas do Tesouro Nacional Serie F Notes, 10.000%, 01/01/19	BRL	500,000	146,867

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 31.8% (continued)
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	$213,567
Notes, 1.250%, 09/01/18	CAD	310,000	250,800
Notes, 3.000%, 12/01/15	CAD	735,000	589,613
Corp. Andina de Fomento Notes, 4.375%, 06/15/22		280,000	305,760
Dominican Republic International Bonds, 8.625%, 04/20/27 (a)		100,000	118,750
Export Credit Bank of Turkey, 5.000%, 09/23/21 (a)		200,000	200,522
Export-Import Bank of Korea Notes, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	128,201
Hellenic Republic Government Bonds, Series PSI, 3.000%, 02/24/34 (b)	EUR	205,000	105,097
Hungary Government International Notes, 5.375%, 03/25/24		140,000	156,975
Iceland Government International Notes, 5.875%, 05/11/22 (a)		300,000	346,456
Indonesia Government International Bonds, 5.125%, 01/15/45 (a)		200,000	210,000
Indonesia Treasury Notes, Series FR69, 7.875%, 04/15/19	IDR	6,300,000,000	492,865
Inter-American Development Bank Notes, 10.007%, 08/20/15[6]	IDR	750,000,000	54,720
Italy Buoni Poliennali Del Tesoro,
Bonds, 4.500%, 08/01/18	EUR	200,000	244,587
Bonds, 4.750%, 08/01/23 (a)	EUR	500,000	693,439
Bonds, 5.000%, 03/01/22	EUR	450,000	616,297
Korea Treasury Notes, Series 1709, 2.750%, 09/10/17	KRW	475,000,000	438,410
Mexican Bonos,
Bonds, Series M, 6.500%, 06/10/21	MXN	16,950,000	1,162,771
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	559,194
New South Wales Treasury Corp. Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	280,985
New Zealand Government,
Bonds, 3.000%, 09/20/30	NZD	295,000	261,705
Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	1,023,181
Notes, Series 319, 5.000%, 03/15/19	NZD	520,000	415,797
Norway Government,
Bonds, Series 473, 4.500%, 05/22/19	NOK	3,450,000	488,335
Bonds, Series 475, 2.000%, 05/24/23	NOK	3,630,000	472,057
Poland Government,
Bonds, Series 1019, 5.500%, 10/25/19	PLN	655,000	200,105
Bonds, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	695,085
South Africa Government,
Bonds, Series 2023, 7.750%, 02/28/23	ZAR	2,500,000	208,054
Bonds, Series R186, 10.500%, 12/21/26	ZAR	2,350,000	233,574
Spain Government,
Bonds, 4.300%, 10/31/19 (a)	EUR	455,000	573,656
Bonds, 4.400%, 10/31/23 (a)	EUR	170,000	232,178

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 31.8% (continued)
Sweden Government,
Bonds, Series 1047, 5.000%, 12/01/20	SEK	1,800,000	$267,661
Bonds, Series 1049, 4.500%, 08/12/15	SEK	2,030,000	239,776
U.K. Gilt,
Bonds, 3.750%, 09/07/19	GBP	150,000	249,152
Bonds, 4.000%, 03/07/22	GBP	145,000	254,058
Bonds, 4.250%, 03/07/36	GBP	120,000	240,176
Total Foreign Government and Agency Obligations (cost $14,964,476)			13,542,888

Mortgage-Backed Securities - 1.1%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.796%, 08/10/45[3]		81,789	88,324
Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 07/12/47 (a)	CAD	315,000	256,723
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.686%, 04/15/49[3]		50,000	53,619
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	79,666
Total Mortgage-Backed Securities (cost $513,853)			478,332

		Shares
Preferred Stocks - 0.9%
Financials - 0.7%
The PNC Financial Services Group, Inc., Series Q, 5.375%[4]		12,000	299,640
Utilities - 0.2%
Dominion Resources, Inc., Series A, 6.125%[5]		665	37,346
Dominion Resources, Inc., Series B, 6.000%[5]		501	28,256
Total Utilities			65,602
Total Preferred Stocks (cost $304,374)			365,242

		Principal Amount†
U.S. Government and Agency Obligations - 8.0%
U.S. Treasury Notes,
0.250%, 07/15/15		$1,455,000	1,455,682
0.625%, 02/15/17		750,000	751,231
0.875%, 04/30/17		1,165,000	1,171,644
1.500%, 07/31/16		25,000	25,365
Total U.S. Government and Agency Obligations (cost $3,398,312)			3,403,922

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 4.7%
Repurchase Agreements - 4.0%[7]
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65,totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $719,297 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 - 03/20/65, totaling $733,680)	719,294	719,294
Total Repurchase Agreements		1,719,294

	Shares
Other Investment Companies - 0.7%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	296,446	296,446
Total Short-Term Investments (cost $2,015,740)		2,015,740
Total Investments - 100.1% (cost $44,547,073)		42,628,910
Other Assets, less Liabilities - (0.1)%		(60,443)
Net Assets - 100.0%		$42,568,467

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 17.3%
2U, Inc.*	30,373	$776,942
American Axle & Manufacturing Holdings, Inc.*	6,500	167,895
ANN, Inc.*	2,472	101,426
Asbury Automotive Group, Inc.*	32,988	2,741,303
BJ’s Restaurants, Inc.*	5,602	282,621
Brunswick Corp.	24,958	1,284,089
Buffalo Wild Wings, Inc.*	4,386	794,919
Build-A-Bear Workshop, Inc.*	22,000	432,300
Burlington Stores, Inc.*	15,257	906,571
Capella Education Co.	25,525	1,656,062
The Children’s Place, Inc.	5,817	373,393
Columbia Sportswear Co.	7,189	437,810
Cracker Barrel Old Country Store, Inc.	6,743	1,025,880
Dana Holding Corp.	19,000	402,040
DineEquity, Inc.	9,817	1,050,517
Dorman Products, Inc.*,4	20,950	1,042,263
Fiesta Restaurant Group, Inc.*	9,098	554,978
Genesco, Inc.*	6,077	432,865
Gentherm, Inc.*	27	1,364
G-III Apparel Group, Ltd.*	24,794	2,793,045
Grand Canyon Education, Inc.*	10,079	436,421
HSN, Inc.	8,816	601,516
Iconix Brand Group, Inc.*	12,487	420,437
iRobot Corp.*	1,844	60,170
Jack in the Box, Inc.	5,938	569,573
K12, Inc.*	7,300	114,756
Krispy Kreme Doughnuts, Inc.*	87,540	1,749,925
La Quinta Holdings, Inc.*	31,315	741,539
LifeLock, Inc.*	17,273	243,722
MarineMax, Inc.*	9,865	261,521
Monro Muffler Brake, Inc.	28,980	1,885,149
Nutrisystem, Inc.	13,020	260,140
Outerwall, Inc.[4]	13,185	871,792
PetMed Express, Inc.	30,900	510,468
Rentrak Corp.*,4	5,667	314,859
Restoration Hardware Holdings, Inc.*	7,990	792,528
Select Comfort Corp.*	23,746	818,525
Skechers U.S.A., Inc., Class A*	24,850	1,786,963
Sonic Corp.	96,154	3,048,082

	Shares	Value
Steven Madden, Ltd.*	50,650	$1,924,700
Sturm Ruger & Co., Inc.	1,501	74,495
Tenneco, Inc.*	13,015	747,321
Tuesday Morning Corp.*	114,030	1,835,883
Tupperware Brands Corp.	7,251	500,464
Universal Electronics, Inc.*	5,000	282,200
Wayfair, Inc., Class A*,4	17,292	555,419
Zoe’s Kitchen, Inc.*,4	14,003	466,160
Zumiez, Inc.*	15,200	611,800
Total Consumer Discretionary		39,744,811

Consumer Staples - 4.3%
Cal-Maine Foods, Inc.[4]	10,500	410,130
Diplomat Pharmacy, Inc.*	18,942	655,014
The Hain Celestial Group, Inc.*	7,182	460,007
J&J Snack Foods Corp.	16,350	1,744,545
Medifast, Inc.*	11,589	347,322
Nu Skin Enterprises, Inc., Class A	4,325	260,408
Rite Aid Corp.*	61,934	538,206
Sanderson Farms, Inc.[4]	13,745	1,094,789
Spectrum Brands Holdings, Inc.	1,144	102,457
TreeHouse Foods, Inc.*	36,600	3,111,732
United Natural Foods, Inc.*	7,230	556,999
USANA Health Sciences, Inc.*	6,245	693,944
Total Consumer Staples		9,975,553

Energy - 1.6%
Alon USA Energy, Inc.	6,100	101,077
Basic Energy Services, Inc.*	38,725	268,364
Delek US Holdings, Inc.	9,500	377,625
GasLog, Ltd.	15,531	301,612
Matador Resources Co.*	33,770	740,238
Matrix Service Co.*	3,600	63,216
PDC Energy, Inc.*	13,959	754,344
Pioneer Energy Services Corp.*	74,993	406,462
REX American Resources Corp.*	5,343	324,908
Tesco Corp.	16,800	191,016
W&T Offshore, Inc.	11,159	57,022
Total Energy		3,585,884

Financials - 10.4%
AmTrust Financial Services, Inc.	25,101	1,430,381
Argo Group International Holdings, Ltd.	8,203	411,380
BancorpSouth, Inc.	108,760	2,525,407

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Shares		Value
Financials - 10.4% (continued)
Bank of the Ozarks, Inc.	45,870	$1,693,979
BGC Partners, Inc., Class A	13,800	130,410
BioMed Realty Trust, Inc.	2,690	60,955
Cash America International, Inc.	1,261	29,381
Credit Acceptance Corp.*	3,081	600,795
Evercore Partners, Inc., Class A	6,026	311,303
HCI Group, Inc.	3,940	180,728
Infinity Property & Casualty Corp.	5,730	470,146
Janus Capital Group, Inc.	27,031	464,663
MarketAxess Holdings, Inc.	43,410	3,598,688
The Navigators Group, Inc.*	1,260	98,078
On Deck Capital, Inc.*,4	10,721	228,250
Pinnacle Financial Partners, Inc.	22,840	1,015,466
PrivateBancorp, Inc.	90,752	3,191,748
South State Corp.	27,450	1,877,306
Springleaf Holdings, Inc.*,4	11,555	598,202
Stifel Financial Corp.*	13,780	768,235
SVB Financial Group*	3,766	478,433
United Insurance Holdings Corp.	24,290	546,525
Universal Insurance Holdings, Inc.	16,718	427,814
Western Alliance Bancorp*	38,669	1,146,149
WisdomTree Investments, Inc.[4]	77,856	1,670,790
Total Financials		23,955,212

Health Care - 24.8%
Abaxis, Inc.	9,005	577,311
ABIOMED, Inc.*	24,076	1,723,360
ACADIA Pharmaceuticals, Inc.*	4,588	149,523
Acceleron Pharma, Inc.*	5,960	226,838
Aceto Corp.	76,780	1,689,160
Acorda Therapeutics, Inc.*	3,800	126,464
Adamas Pharmaceuticals, Inc.*	9,000	157,410
Affymetrix, Inc.*,4	23,500	295,160
Agios Pharmaceuticals, Inc.*,4	1,850	174,455
Air Methods Corp.*	38,950	1,814,681
Akorn, Inc.*	49,520	2,352,695
Alnylam Pharmaceuticals, Inc.*	4,061	424,050
Amicus Therapeutics, Inc.*	19,000	206,720
Anacor Pharmaceuticals, Inc.*	17,009	983,971
Anika Therapeutics, Inc.*	31,150	1,282,445
Applied Genetic Technologies Corp.*	6,900	137,931

	Shares	Value
Bluebird Bio, Inc.*	5,126	$619,067
Cambrex Corp.*	70,885	2,809,173
Cantel Medical Corp.	29,867	1,418,682
Celldex Therapeutics, Inc.*	27,531	767,289
Centene Corp.*	11,488	812,086
Cepheid, Inc.*	9,217	524,447
Charles River Laboratories International, Inc.*	9,385	744,137
Chemed Corp.	12,177	1,453,934
Clovis Oncology, Inc.*	6,759	501,721
Depomed, Inc.*	5,998	134,415
DexCom, Inc.*	9,592	597,965
ExamWorks Group, Inc.*	15,889	661,300
Five Prime Therapeutics, Inc.*	5,400	123,390
Flexion Therapeutics, Inc.*	7,200	162,144
Fluidigm Corp.*	13,931	586,495
Foundation Medicine, Inc.*	9,687	466,042
HealthSouth Corp.	4,750	210,710
Horizon Pharma PLC*	13,304	345,505
Hyperion Therapeutics, Inc.*	3,790	173,961
ICON PLC*	54,882	3,870,827
IGI Laboratories, Inc.*,4	132,800	1,083,648
ImmunoGen, Inc.*,4	12,700	113,665
Immunomedics, Inc.*	28,800	110,304
Impax Laboratories, Inc.*	19,718	924,183
Infinity Pharmaceuticals, Inc.*	10,200	142,596
Inovio Pharmaceuticals, Inc.*,4	20,490	167,198
Invacare Corp.	4,665	90,548
Ironwood Pharmaceuticals, Inc.*	10,100	161,600
Isis Pharmaceuticals, Inc.*	11,918	758,819
Juno Therapeutics, Inc.*	7,550	457,983
Lannett Co., Inc.*	36,794	2,491,322
LDR Holding Corp.*	438	16,048
Lexicon Pharmaceuticals, Inc.*	103,800	98,018
Masimo Corp.*	709	23,383
Medidata Solutions, Inc.*	39,740	1,948,850
Merge Healthcare, Inc.*	55,900	249,873
Merrimack Pharmaceuticals, Inc.*	6,600	78,408
Natus Medical, Inc.*	22,470	886,891
Neogen Corp.*	17,780	830,859
Neurocrine Biosciences, Inc.*	11,808	468,896
NewLink Genetics Corp.*,4	3,600	196,956
NuVasive, Inc.*	10,042	461,832

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 24.8% (continued)
NxStage Medical, Inc.*	24,916	$431,047
OncoMed Pharmaceuticals, Inc.*,4	6,800	175,304
Ophthotech Corp.*	1,305	60,722
OPKO Health, Inc.*,4	13,300	188,461
Owens & Minor, Inc.	9,279	314,001
PAREXEL International Corp.*	14,756	1,018,017
Prestige Brands Holdings, Inc.*	49,130	2,107,186
Prothena Corp. PLC*,4	6,600	251,724
The Providence Service Corp.*	31,101	1,652,085
PTC Therapeutics, Inc.*	2,038	124,012
Receptos, Inc.*	3,101	511,324
Repligen Corp.*	28,273	858,368
Sagent Pharmaceuticals, Inc.*	46,860	1,089,495
Seattle Genetics, Inc.*,4	744	26,300
Spark Therapeutics, Inc.*	4,413	342,008
The Spectranetics Corp.*	16,183	562,521
STERIS Corp.4	9,917	696,867
Surgical Care Affiliates, Inc.*	3,200	109,856
SurModics, Inc.*	7,100	184,813
Synageva BioPharma Corp.*	4,604	449,028
Synta Pharmaceuticals Corp.*	37,700	73,138
Team Health Holdings, Inc.*	24,005	1,404,532
TESARO, Inc.*,4	6,718	385,613
Triple-S Management Corp., Class B*	24,280	482,686
U.S. Physical Therapy, Inc.	7,480	355,300
Ultragenyx Pharmaceutical, Inc.*	6,067	376,700
Veeva Systems, Inc., Class A*,4	17,706	452,034
Vical, Inc.*	79,100	74,742
Xencor, Inc.*	10,700	163,924
XOMA Corp.*,4	39,340	143,198
Zeltiq Aesthetics, Inc.*	36,154	1,114,628
Total Health Care		57,246,978

Industrials - 13.4%
Advanced Drainage Systems, Inc.	24,691	739,249
Air Lease Corp.	10,893	411,102
Alaska Air Group, Inc.	1,542	102,050
American Woodmark Corp.*	11,400	623,922
Astronics Corp.*	10,939	806,204
Blount International, Inc.*	47,637	613,565
Celadon Group, Inc.	52,250	1,422,245

	Shares	Value
Deluxe Corp.	22,368	$1,549,655
Douglas Dynamics, Inc.	19,300	440,812
Dycom Industries, Inc.*	10,915	533,089
EnerSys	34,671	2,227,265
Engility Holdings, Inc.	32,460	975,098
Exponent, Inc.	4,080	362,712
Genesee & Wyoming, Inc., Class A*	2,904	280,062
The Greenbrier Cos., Inc.[4]	23,015	1,334,870
Hexcel Corp.	12,263	630,563
HNI Corp.	17,042	940,207
Huron Consulting Group, Inc.*	2,330	154,130
Hyster-Yale Materials Handling, Inc.	4,964	363,812
JetBlue Airways Corp.*,4	33,766	649,995
Knight Transportation, Inc.	31,914	1,029,226
Knoll, Inc.	13,108	307,120
Matson, Inc.	15,690	661,490
The Middleby Corp.*	2,837	291,218
Mueller Industries, Inc.	10,106	365,130
Norcraft Cos., Inc.*	8,600	219,902
Paylocity Holding Corp.*,4	19,884	569,478
Proto Labs, Inc.*	38,765	2,713,550
RBC Bearings, Inc.	3,400	260,236
Rexnord Corp.*	8,227	219,579
RPX Corp.*	7,500	107,925
Saia, Inc.*	19,590	867,837
Standex International Corp.	2,495	204,914
TAL International Group, Inc.*	4,860	197,948
Trex Co., Inc.*	14,236	776,289
UniFirst Corp.	2,880	338,947
United Stationers, Inc.	12,071	494,790
US Ecology, Inc.	9,215	460,474
Wabash National Corp.*	136,564	1,925,552
WageWorks, Inc.*	36,691	1,956,731
Watsco, Inc.	2,337	293,761
West Corp.	20,889	704,586
Woodward, Inc.	12,450	635,074
Total Industrials		30,762,364

Information Technology - 25.6%
Alliance Fiber Optic Products, Inc.	24,100	419,822
Ambarella, Inc.*	21,732	1,645,329
Aruba Networks, Inc.*	40,690	996,498
Aspen Technology, Inc.*	2,120	81,599

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.6% (continued)
Barracuda Networks, Inc.*,4	10,649	$409,667
Benefitfocus, Inc.*,4	11,765	432,834
Blackhawk Network Holdings, Inc.*	4,253	152,130
Cabot Microelectronics Corp.*	8,480	423,746
Cardtronics, Inc.*	9,130	343,288
Cavium, Inc.*	14,234	1,008,052
CEVA, Inc.*	47,142	1,005,067
Cimpress N.V.*	9,072	765,495
Cirrus Logic, Inc.*	13,399	445,651
Cognex Corp.*	19,479	965,963
comScore, Inc.*	16,230	830,976
Cray, Inc.*	12,578	353,190
Criteo, S.A., Sponsored ADR*	13,716	541,782
CSG Systems International, Inc.	15,800	480,162
CyberArk Software, Ltd.*,4	8,235	457,619
Demandware, Inc.*	5,874	357,727
DTS, Inc.*	8,000	272,560
Ellie Mae, Inc.*,4	60,440	3,342,936
Envestnet, Inc.*	48,694	2,730,760
EPAM Systems, Inc.*	28,086	1,721,391
Euronet Worldwide, Inc.*	9,290	545,787
Fair Isaac Corp.	1,000	88,720
FARO Technologies, Inc.*	11,156	693,122
FireEye, Inc.*	22,306	875,510
Gogo, Inc.*,4	46,064	877,980
GrubHub, Inc.*	23,202	1,053,139
The Hackett Group, Inc.	16,500	147,510
Infinera Corp.*	39,965	786,112
Integrated Device Technology, Inc.*	37,762	755,995
InterDigital, Inc.	21,084	1,069,802
InvenSense, Inc.*	101,090	1,537,579
IPG Photonics Corp.*	10,075	933,952
LogMeln, Inc.*	18,136	1,015,435
Manhattan Associates, Inc.*	40,172	2,033,105
Materialise N.V., ADR*,4	14,440	100,936
MAXIMUS, Inc.	57,381	3,830,756
Methode Electronics, Inc.	7,500	352,800
MicroStrategy, Inc., Class A*	2,500	422,975
Monolithic Power Systems, Inc.	15,262	803,544
NetScout Systems, Inc.*,4	12,340	541,109

	Shares	Value
NeuStar, Inc., Class A*,4	26,759	$658,807
Newport Corp.*	23,900	455,534
Paycom Software, Inc.*	15,883	509,209
Plantronics, Inc.	6,706	355,083
Polycom, Inc.*	70,229	941,069
Progress Software Corp.*	5,234	142,208
Proofpoint, Inc.*	14,279	845,602
PTC, Inc.*	4,472	161,752
Qualys, Inc.*	23,550	1,094,604
Rambus, Inc.*	27,361	344,065
Rogers Corp.*	1,000	82,210
Rubicon Technology, Inc.*	42,300	166,662
Ruckus Wireless, Inc.*	134,142	1,726,408
Science Applications International Corp.	1,500	77,025
Sierra Wireless, Inc.*,4	8,179	270,643
Silicon Laboratories, Inc.*	54,480	2,765,950
SPS Commerce, Inc.*	16,810	1,127,951
SS&C Technologies Holdings, Inc.	9,012	561,448
SunPower Corp.*	20,664	646,990
Super Micro Computer, Inc.*	9,582	318,218
Sykes Enterprises, Inc.*	19,390	481,842
Synchronoss Technologies, Inc.*	10,210	484,567
Tableau Software, Inc., Class A*	8,545	790,583
Take-Two Interactive Software, Inc.*	27,115	690,212
TeleTech Holdings, Inc.	15,730	400,329
Tessera Technologies, Inc.	30,474	1,227,492
TrueCar, Inc.*,4	15,093	269,410
Tyler Technologies, Inc.*	3,920	472,478
The Ultimate Software Group, Inc.*	5,201	883,936
VASCO Data Security International, Inc.*,4	16,341	351,985
Web.com Group, Inc.*	20,515	388,759
WebMD Health Corp.*,4	4,140	181,477
Zendesk, Inc.*	20,174	457,748
Total Information Technology		58,982,368

Materials - 1.2%
Boise Cascade Co.*	8,001	299,717
Flotek Industries, Inc.*	16,119	237,594
Graphic Packaging Holding Co.	8,972	130,453
Innophos Holdings, Inc.	1,300	73,268
Innospec, Inc.	9,300	431,427
Minerals Technologies, Inc.	8,070	589,917
Olin Corp.	8,444	270,546

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Shares		Value
Materials - 1.2% (continued)
PolyOne Corp.	7,888	$294,617
Worthington Industries, Inc.	19,596	521,450
Total Materials		2,848,989
Total Common Stocks (cost $175,971,621)		227,102,159

Principal Amount
Short-Term Investments - 8.4%
Repurchase Agreements - 5.1%[7]
BNP Paribas Securities Corp., dated 03/31/15, due 04/01/15, 0.130%, total to be received $586,536 (secured by various U.S. Government Agency Obligations, 1.625% - 6.000%, 06/01/16 - 03/01/45, totaling $598,265)	$586,534	586,534
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $2,786,237 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65, totaling $2,841,949)	2,786,225	2,786,225
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $2,786,239 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $2,841,950)	2,786,225	2,786,225

	Principal Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $2,786,237 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 06/01/15 - 04/01/45, totaling $2,841,950)	$2,786,225	$2,786,225
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $2,786,235 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 - 02/20/65 totaling $2,841,949)	2,786,225	2,786,225
Total Repurchase Agreements		11,731,434

	Shares
Other Investment Companies - 3.3%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	7,757,984	7,757,984
Total Short-Term Investments (cost $19,489,418)		19,489,418
Total Investments - 107.0% (cost $195,461,039)		246,591,577
Other Assets, less Liabilities - (7.0)%		(16,206,219)
Net Assets - 100.0%		$230,385,358

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Bond Fund	$2,838,649,438	$236,111,908	$(48,469,423)	$187,642,485
AMG Managers Global Income Opportunity Fund	44,480,635	1,649,078	(3,500,803)	(1,851,725)
AMG Managers Special Equity Fund	197,608,035	54,060,238	(5,076,696)	48,983,542

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$360,762,953	11.8%
AMG Managers Global Income Opportunity Fund	14,321,414	33.6%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security: The rate listed is as of March 31, 2015. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at March 31, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$58,650,857	1.9%

[3]	Variable Rate Security: The rate listed is as of March 31, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these shares were out on loan to various brokers as of March 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$17,275,246	0.6%
AMG Managers Global Income Opportunity Fund	1,467,275	3.9%
AMG Managers Special Equity Fund	11,370,592	4.9%

[5]	Convertible Security: A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at March 31, 2015, amounted to the following:

Convertible Bonds

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$69,074,287	2.3%

Convertible Preferred Stock

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$17,752,995	0.6%
AMG Managers Global Income Opportunity Fund	65,602	0.2%

[6]	Represents yield to maturity at March 31, 2015.
[7]	Collateral received from brokers for securities lending was invested in these short-term investments.
[8]	Yield shown represents the March 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Bond Fund*
Australia	0.8%
Bermuda	1.0%
Brazil	0.3%
Canada	1.1%
Cayman Islands	0.2%
France	0.3%
Iceland	0.2%
India	0.0%#
Ireland	0.4%
Luxembourg	1.3%
Malaysia	0.1%
Mexico	3.3%
Netherlands	1.3%
New Zealand	0.4%
Norway	0.2%
South Korea	0.1%
Spain	0.1%
United Arab Emirates	1.8%
United Kingdom	1.7%
United States	85.4%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of total market value as of March 31, 2015.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Global Income Opportunity Fund*
Argentina	1.6%
Australia	1.6%
Bermuda	0.4%
Brazil	2.4%
Canada	5.4%
Cayman Islands	1.2%
Chile	1.2%
China	0.4%
Colombia	3.5%
Curacao	0.6%
Czech Republic	0.5%
Dominican Republic	0.3%
France	1.9%
Greece	0.2%
Hungary	0.4%
Iceland	0.8%
Indonesia	3.1%
Ireland	1.0%
Israel	0.6%
Italy	4.1%
Japan	1.6%
Luxembourg	2.3%
Malaysia	0.9%
Mauritius	0.5%
Mexico	6.1%
Netherlands	4.1%
New Zealand	4.0%
Norway	2.3%
Panama	0.4%
Peru	0.6%
Philippines	0.2%
Poland	2.1%
South Africa	1.5%
South Korea	2.2%
Spain	1.9%
Sweden	1.2%
Turkey	2.4%
United Arab Emirates	0.5%
United Kingdom	3.7%
United States	29.6%
Venezuela	0.7%

100.0%

*	As a percentage of total market value as of March 31, 2015.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$60,119,330	$21,941,618	$82,060,948
Common Stocks†	$32,869,297	—	—	32,869,297
Corporate Bonds and Notes††	—	1,551,661,279	—	1,551,661,279
Foreign Government and Agency Obligations	—	179,906,106	—	179,906,106
Mortgage-Backed Securities	—	34,502,642	—	34,502,642
Municipal Bonds	—	31,567,699	—	31,567,699
Preferred Stocks†	19,575,263	—	—	19,575,263
U.S. Government and Agency Obligations††	—	935,526,178	—	935,526,178
Short-Term Investments
Repurchase Agreements	—	18,263,559	—	18,263,559
Other Investment Companies	140,358,952	—	—	140,358,952

Total Investments in Securities	$192,803,512	$2,811,546,793	$21,941,618	$3,026,291,923

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of March 31, 2015:

AMG Managers Bond Fund
Balance as of December 31, 2014	$22,194,033
Accrued discounts (premiums)	(2,148)
Realized gain (loss)	(2,180)
Change in unrealized appreciation (depreciation)	57,247
Purchases	—
Sales	(305,334)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2015	$21,941,618
Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015	$57,247

The Fund’s investment that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$196,387	—	$196,387
Corporate Bonds and Notes††	—	22,626,399	—	22,626,399
Foreign Government and Agency Obligations	—	13,542,888	—	13,542,888
Mortgage-Backed Securities	—	478,332	—	478,332
Preferred Stocks†	$365,242	—	—	365,242
U.S. Government and Agency Obligations††	—	3,403,922	—	3,403,922
Short-Term Investments
Repurchase Agreements	—	1,719,294	—	1,719,294
Other Investment Companies	296,446	—	—	296,446

Total Investments in Securities	$661,688	$41,967,222	—	$42,628,910

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$230,942	—	$230,942
Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(106,292)	—	(106,292)

Total Financial Derivative Instruments	—	$124,650	—	$124,650

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks†	$227,102,159	—	—	$227,102,159
Short-Term Investments
Repurchase Agreements	—	$11,731,434	—	11,731,434
Other Investment Companies	7,757,984	—	—	7,757,984

Total Investments in Securities	$234,860,143	$11,731,434	—	$246,591,577

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of the common stocks and preferred stocks, please refer to the respective Schedule of Portfolio Investments.

††	All corporate bonds and notes and U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.

†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

At March 31, 2015, the following Fund had foreign currency contracts (in U.S. Dollars):

AMG Managers Global Income Opportunity Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Brazilian Real	Long	06/09/15	CS	$201,083	$200,061	$1,022
British Pound	Long	06/17/15	CS	1,408,494	1,431,775	(23,281)
British Pound	Long	06/24/15	UBS	252,034	252,243	(209)
Canadian Dollar	Long	06/05/15	CS	307,651	307,133	518
Columbian Peso	Long	06/24/15	CITI	298,877	307,843	(8,966)
Euro	Long	04/28/15	CS	476,413	502,011	(25,598)
Euro	Long	06/17/15	MS	4,545,640	4,531,564	14,076
Japanese Yen	Long	06/17/15	CS	4,761,951	4,706,195	55,756
Mexican Peso	Long	06/17/15	UBS	381,505	381,221	284
Australian Dollar	Short	05/27/15	CS	636,804	622,535	14,269
Brazilian Real	Short	06/09/15	CS	853,982	781,920	72,062
British Pound	Short	06/24/15	UBS	251,714	252,034	(320)
Canadian Dollar	Short	06/05/15	CS	863,854	855,900	7,954
Columbian Peso	Short	06/24/15	CITI	289,241	298,877	(9,636)
Mexican Peso	Short	06/17/15	UBS	1,101,292	1,115,167	(13,875)
New Zealand Dollar	Short	06/17/15	CS	1,541,197	1,565,604	(24,407)
Norwegian Krone	Short	04/28/15	CS	502,011	483,717	18,294
Norwegian Krone	Short	06/17/15	UBS	194,326	185,811	8,515
Polish Zloty	Short	06/17/15	CITI	887,487	869,896	17,591
Swedish Krona	Short	04/29/15	UBS	536,670	516,942	19,728
Swiss Franc	Short	06/17/15	UBS	62,811	61,938	873

			Totals	$20,355,037	$20,230,387	$124,650

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CITI:	Citibank N A
CS:	Credit Suisse
MS:	Morgan Stanley & Co. LLC
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
SEK:	Swedish Krona
ZAR:	South African Rand

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Notes to Schedules of Portfolio Investments (continued)

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 28, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 28, 2015